Law Offices of
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, California 94105-3441
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet www.paulhastings.com

August 1, 2005

VIA EDGAR

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:          Rainier Investment Management Mutual Funds
File Nos. 33-73792 and 811-08270

Sir or Madam:

On behalf of Rainier Investment Management Mutual Funds (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the prospectus for the Registrant does not differ from that contained in Post-Effective Amendment No. 20 to the Registrant’s registration statement on Form N-1A as filed electronically with the Commission on July 29, 2005.

Please direct any inquiries regarding this filing to the undersigned (415) 856-7007.

Very truly yours, /s/ David A. Hearth of PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:	J. Glenn Haber